Earnings per share (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares
IfrsStatementLineItems [Line Items]
Total net income available to equity owners		R$ 41,085		R$ 33,105		R$ 29,207
Minimum non-cumulative dividends on preferred shares		(117)		(117)		(117)
Retained earnings to be distributed to common shares		(120)		(120)		(120)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total net income available to equity owners		20,811		16,754		14,781
Retained earnings		R$ 20,691		R$ 16,634		R$ 14,661
Weighted average number of shares outstanding | shares		5,454,119,395		5,454,119,395		5,454,119,395
Basic earnings per share | $ / shares	$ 3.82		$ 3.07		$ 2.71
Preference shares [member]
IfrsStatementLineItems [Line Items]
Total net income available to equity owners		R$ 20,274		R$ 16,351		R$ 14,426
Retained earnings		R$ 20,157		R$ 16,234		R$ 14,309
Weighted average number of shares outstanding | shares		5,313,264,028		5,323,043,889		5,322,863,899
Basic earnings per share | $ / shares	$ 3.82		$ 3.07		$ 2.71